Mar. 01, 2018

CALAMOS® FAMILY OF FUNDS

Supplement dated June 29, 2018 to the

CALAMOS® FAMILY OF FUNDS Prospectus dated March 1, 2018,

and Statement of Additional Information dated March 1, 2018,

On June 29, 2018, the Board of Trustees of each series of Calamos Investment Trust (each a “Fund” and, collectively, the “Funds”) approved a proposal to liquidate Class T shares of each Fund.

Effective July 1, 2018 CALAMOS® Family of Funds will liquidate Class T shares. Accordingly, all references to Class T shares of the Funds are hereby removed from the Prospectus and the Statement of Additional Information.

The Board of Trustees of Calamos Investment Trust has approved the following changes for the CALAMOS® Family of Funds, as set forth below.

Effective October 1, 2018, the Calamos Growth Fund’s primary benchmark index will change from the Russell Midcap® Growth Index to the S&P 1500 Growth Index and the Fund’s tertiary index, the Russell 3000 Growth Index will be removed. The Average Annual Total Return table on page 4 of the Prospectus shall be replaced in its entirety as follows:

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.17
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION

Class A	9.4.90
Load Adjusted Return before taxes		20.56%	11.91%	4.74%	12.73%
Load Adjusted Return after taxes on distributions		17.08%	7.09%	2.28%	10.61%
Load Adjusted Return after taxes on distributions and sale of Fund shares		14.49%	8.62%	3.35%	10.57%
Class C	9.3.96
Load Adjusted Return before taxes		24.65%	12.15%	4.46%	11.59%
Class I	9.18.97
Load Adjusted Return before taxes		26.90%	13.28%	5.51%	11.04%
S&P 1500 Growth Index		26.49%	16.84%	10.07%	n/a
S&P 500 Index		21.83%	15.79%	8.50%	10.33%
Russell Midcap® Growth Index		25.27%	15.30%	9.10%	11.07%

Effective October 1, 2018, the S&P 1500 Growth Index will replace the Russell Midcap® Growth Index as the Fund’s primary benchmark because the Fund’s portfolio managers believe the S&P 1500 Growth Index more closely represents the Fund’s investment universe. The S&P 1500 is a composite index that includes securities that account for 90% of the total market capitalization of the U.S.’s stocks. The index includes small, mid and large cap stocks. The S&P 1500 Growth is a subset of the securities appearing in the S&P 1500, which includes the S&P 500, S&P 400, and S&P 600 indices. The S&P 1500 Growth Index is designed to provide investors with a measure of the performance of U.S. growth equities. The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher growth values. The S&P 500 Index is provided as it is generally representative of the U.S. stock market.

Effective July 1, 2018, footnote 1 to the table under the heading “Fees and Expenses of the Fund” for Calamos Opportunistic Value Fund on page 6 of the Prospectus shall be replaced in its entirety as follows:

The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2022 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.15%, 1.90%, and 0.90% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

Effective July 1, 2018, the tables under the heading “Example” for Calamos Opportunistic Value Fund on pages 6-7 of the Prospectus shall be replaced in their entirety as follows:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	587	823	1,154	2,191
Class C	293	597	1,104	2,597
Class I	92	287	580	1,523

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	587	823	1,154	2,191
Class C	193	597	1,104	2,597
Class I	92	287	580	1,523

Effective October 1, 2018, the Calamos Opportunistic Value Fund’s primary benchmark index will change from the Russell 1000 Value Index to the S&P 1500 Value Index. The Average Annual Total Return table on page 9 of the Prospectus shall be replaced in its entirety as follows:

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.17
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	1.2.02
Load Adjusted Return before taxes		11.61%	9.91%	4.40%	5.43%
Load Adjusted Return after taxes on distributions		10.73%	8.15%	3.54%	4.73%
Load Adjusted Return after taxes on distributions and sale of Fund shares		7.28%	7.32%	3.24%	4.31%
Class C	1.2.02
Load Adjusted Return before taxes		15.27%	10.14%	4.13%	4.96%
Class I	3.1.02
Load Adjusted Return before taxes		17.50%	11.25%	5.17%	6.20%
S&P 1500 Value Index		14.99%	14.32%	7.13%	7.87%
Russell 1000 Value Index		13.66%	14.04%	7.10%	7.77%

Effective October 1, 2018, the S&P 1500 Value Index will replace the Russell 1000 Value Index as the Fund’s primary benchmark because it more closely aligns with the Fund’s investment strategy. The S&P 1500 is a composite index that includes securities that account for 90% of the total market capitalization of the U.S.’s stocks. The index includes small, mid and large cap stocks. The S&P 1500 Value is a subset of the securities appearing in the S&P 1500, which includes the S&P 500, S&P 400, and S&P 600 indices. The S&P 1500 Value Index is designed to provide investors with a measure of the performance of U.S. value equities.

Effective July 1, 2018, the table under the heading “Fees and Expenses of the Fund” for Calamos International Growth Fund on page 11 of the Prospectus shall be replaced in its entirety as follows:

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I
Management Fees	0.94%	0.94%	0.94%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	None
Other Expenses	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	1.46%	2.21%	1.21%
Expense Reimbursement[1]	(0.36)%	(0.36)%	(0.36)%
Total Annual Fund Operating Expenses After Reimbursement	1.10%	1.85%	0.85%
  1“The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2022 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extra-ordinary expenses, if any) of Class A, Class C and Class I are limited to 1.10%, 1.85% and 0.85% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day.

Effective July 1, 2018, the tables under the heading “Example” for Calamos International Growth Fund on pages 11-12 of the Prospectus shall be replaced in their entirety as follows:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	582	808	1,106	2,021
Class C	288	582	1,054	2,431
Class I	87	271	528	1,339

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	582	808	1,106	2,021
Class C	188	582	1,054	2,431
Class I	87	271	528	1,339

Effective immediately, the third paragraph in the “Principal Investment Strategies” section for Calamos International Growth Fund on page 12 of the Prospectus shall be replaced in its entirety as follows:

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer some of the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The investment adviser takes environmental, social and governance (“ESG”) factors into account in making investment decisions. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Effective July 1, 2018, footnote 1 to the table under the heading “Fees and Expenses of the Fund” for Calamos Global Equity Fund on page 21 of the Prospectus shall be replaced in its entirety as follows:

The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2022 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.40%, 2.15%, and 1.15% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

Effective July 1, 2018, the tables under the heading “Example” for Calamos Global Equity Fund on pages 21-22 of the Prospectus shall be replaced in their entirety as follows:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	611	897	1,223	2,170
Class C	318	673	1,172	2,568
Class I	117	365	653	1,500

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	611	897	1,223	2,170
Class C	218	673	1,172	2,568
Class I	117	365	653	1,500

Effective July 1, 2018, footnote 1 to the table under the heading “Fees and Expenses of the Fund” for Calamos Total Return Bond Fund on page 41 of the Prospectus shall be replaced in its entirety as follows:

The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2022 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 0.90%, 1.65%, and 0.65% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

Effective July 1, 2018, the tables under the heading “Example” for Calamos Total Return Bond Fund on pages 41-42 of the Prospectus shall be replaced in their entirety as follows:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	315	506	740	1,450
Class C	268	520	924	2,089
Class I	66	208	392	967

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	315	506	740	1,450
Class C	168	520	924	2,089
Class I	66	208	392	967

Effective July 1, 2018, footnote 1 to the table under the heading “Fees and Expenses of the Fund” for Calamos High Income Opportunities Fund on page 47 of the Prospectus shall be replaced in its entirety as follows:

The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2022 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.00%, 1.75%, and 0.75% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expenses limit up to the expense limit for that day. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

Effective July 1, 2018, the tables under the heading “Example” for Calamos High Income Opportunities Fund on pages 47-48 of the Prospectus shall be replaced in their entirety as follows:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	325	536	815	1,678
Class C	278	551	999	2,306
Class I	77	240	469	1,199

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	325	536	815	1,678
Class C	178	551	999	2,306
Class I	77	240	469	1,199

Effective July 1, 2018, footnote 1 to the table under the heading “Fees and Expenses of the Fund” for Calamos Dividend Growth Fund on page 60 of the Prospectus shall be replaced in its entirety as follows:

The Fund’s Investment Adviser has contractually agreed to reimburse Fund expenses through March 1, 2022 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.35%, 2.10%, and 1.10% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

Effective July 1, 2018, the tables under the heading “Example” for Calamos Dividend Growth Fund on pages 60-61 of the Prospectus shall be replaced in their entirety as follows:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	606	882	1,255	2,399
Class C	313	658	1,222	2,875
Class I	112	350	715	1,884

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	606	882	1,255	2,399
Class C	213	658	1,222	2,875
Class I	112	350	715	1,884

Effective October 1, 2018, the Calamos Dividend Growth Fund’s secondary index, the Russell 1000 Index, will be eliminated. All references to the Russell 1000 Index will be removed from page 64 of the Prospectus.

Effective July 1, 2018, footnote 2 to the table under the heading “Fees and Expenses of the Fund” for Calamos Emerging Market Equity Fund on page 65 of the Prospectus shall be replaced in its entirety as follows:

The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2022 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.75%, 2.50%, and 1.50% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

Effective July 1, 2018, the tables under the heading “Example” for Calamos Emerging Market Equity Fund on pages 65-66 of the Prospectus shall be replaced in their entirety as follows:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	647	1,009	1,525	3,101
Class C	356	788	1,478	3,480
Class I	156	483	973	2,503

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	647	1,009	1,525	3,101
Class C	256	788	1,478	3,480
Class I	156	483	973	2,503

Effective July 1, 2018, footnote 2 to the table under the heading “Fees and Expenses of the Fund” for Calamos Global Convertible Fund on page 70 of the Prospectus shall be replaced in its entirety as follows:

The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2022 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.35%, 2.10%, and 1.10% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

Effective July 1, 2018, the tables under the heading “Example” for Calamos Global Convertible Fund on pages 70-71 of the Prospectus shall be replaced in their entirety as follows:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	360	646	968	1,899
Class C	314	661	1,147	2,506
Class I	113	353	624	1,415

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	360	646	968	1,899
Class C	214	661	1,147	2,506
Class I	113	353	624	1,415

Effective July 1, 2018, the Calamos Global Convertible Fund’s primary benchmark index will change from the ICE BofAML Global 300 Convertible Index to the Thomson Reuters Global Convertible Bond Index (USD). The Average Annual Total Return table on page 75 of the Prospectus shall be replaced in its entirety as follows:

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.17
	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION
Class A	12.31.14
Load Adjusted Return before taxes		8.72%	3.50%
Load Adjusted Return after taxes on distributions		7.72%	2.79%
Load Adjusted Return after taxes on distributions and sale of Fund shares		5.54%	2.48%
Class C	12.31.14
Load Adjusted Return before taxes		12.30%	4.44%
Class I	12.31.14
Load Adjusted Return before taxes		14.45%	5.47%
Thomson Reuters Global Convertible Bond Index (USD)		9.32%	5.04%
ICE BofAML Global 300 Convertible Index		16.06%	8.02%

Effective July 1, 2018, the Thomson Reuters Global Convertible Bond Index (USD) will replace the ICE BofAML Global 300 Convertible Index as the Fund’s primary benchmark because it more closely aligns with the Fund’s investment universe. The Thomson Reuters Global Convertible Bond Index (USD) is designed to represent the global convertible market. The ICE BofAML Global 300 Convertible Index is a global convertible index composed of companies representative of the market structure of countries in North America, Europe and the Asia/Pacific region.

Effective July 1, 2018, footnote 2 to the table under the heading “Fees and Expenses of the Fund” for Calamos Hedged Equity Income Fund on page 76 of the Prospectus shall be replaced in its entirety as follows:

The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2022 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.25%, 2.00%, and 1.00% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

Effective July 1, 2018, the tables under the heading “Example” for Calamos Hedged Equity Income Fund on pages 76-77 of the Prospectus shall be replaced in their entirety as follows:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	597	856	1,264	2,570
Class C	304	630	1,235	3,060
Class I	103	322	722	2,058

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	597	856	1,264	2,570
Class C	204	630	1,235	3,060
Class I	103	322	722	2,058